Offsets	Aug. 12, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-36616
Initial Filing Date	Aug. 14, 2026
Fee Offset Claimed	$ 207.15
Offset Note	LogicMark, Inc. previously paid $207.15 upon the filing of its Schedule PREM 14A on August 14, 2026, in connection with the transaction reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	LogicMark, Inc.
Form or Filing Type	SC 14A
File Number	001-36616
Filing Date	Aug. 14, 2026
Fee Paid with Fee Offset Source	$ 207.15